Commitments and Contingencies: (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies: [Abstract]
Future minimal lease and rental commitments

Years Ending December 31,	Amount
2013	$200,122
2014	197,104
2015	179,461
2016	153,996
2017	153,996

Total	$884,679

Commitments and conditional obligations

	December 31,
	2012	2011
Commitments to extend credit	$27,294	23,422
Standby letters of credit	1,211	1,459
Unused commercial lines of credit	31,597	32,329
Unused home equity lines of credit	29,188	30,536